Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Liabilities Measured on Recurring Basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):
	Level	December 31, 2021
Liabilities:
Warrant liability – Public Warrants	1	$ 16,750
Warrant liability – Private Placement Warrants	3	10,710
Total warrant liability		$ 27,460

Schedule of Derivative Liabilities at Fair Value
The following tables summarize the changes in the fair value of the warrant liabilities (in thousands):
	Year Ended December 31, 2021
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$ —	$ —	$ —
Warrant liability acquired	100,750	93,228	193,978
Change in valuation inputs or other assumptions	(84,000)	(82,518)	(166,518)
Fair value, end of period	$ 16,750	$ 10,710	$ 27,460

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:
	December 31, 2021	June 16, 2021
Exercise price	$ 11.50	$ 11.50
Stock price	$ 5.98	$ 20.55
Volatility	52.4%	60.0%
Term (years)	4.46	5.00
Risk-free interest rate	1.18%	0.89%